Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) - A+ $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Entity	Dec. 31, 2017 USD ($) Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	2	2
Notional Amount	[1],[2]	$ 30,191	$ 13,640
Credit exposure	[1],[2]	1,064	305
Exposure, net of collateral	[1],[2]	$ 97	$ 305

[1]	The lower of S&P or Moody's long-term debt issuer ratings.
[2]	Only OTC derivatives with a net positive fair value are included for each counterparty.